Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	INVESTMENT MANAGERS SERIES TRUST II
Entity Central Index Key	0001587982
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000235149 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Long Innovation ETF
Class Name	Tradr2X Long Innovation ETF
Trading Symbol	TARK
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tradr 2X Long Innovation ETF (“Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tradretfs.com/tark-2x-long-innovation-etf#literaturetwo. You can also request this information by contacting us at (888) 528-7237.
Additional Information Phone Number	(888) 528-7237
Additional Information Website	https://www.tradretfs.com/tark-2x-long-innovation-etf#literaturetwo
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tradr 2X Long Innovation ETF (TARK)	$191	1.48%

Expenses Paid, Amount	$ 191
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 2X Long Innovation ETF (“TARK” or the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the ARK Innovation ETF (the “Reference Asset”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the fiscal year ending March 31, 2026, the Fund had a total return of 58.52% and an average daily statistical correlation of over 0.99 to two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of 42.06% and an annualized volatility of 42.25%.
The Reference Asset performance was driven by the performance of its ten largest companies (Tesla, CRISPR, etc.) which accounted for over 50% of the Reference Asset weight. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
Tradr 2X Long Innovation ETF (TARK)	58.52%	-12.08%
S&P 500 Index	17.80%	12.97%
ARK Innovation ETF Index	42.06%	8.62%
[1]	The Fund commenced operations on April 28, 2022. Since Inception return is cumulative if time since inception is less than one year.

Performance Inception Date	Apr. 28, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.tradretfs.com/tark-2x-long-innovation-etf#literaturetwo for the most recent performance information.
Net Assets	$ 18,727,571
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 259,713
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$18,727,571
Total number of portfolio holdings	4
Total advisory fees paid (net)	$259,713
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Swap	55%
Cash*	45%
Total	100%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000235537 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Short TSLADaily ETF
Class Name	Tradr2X Short TSLADaily ETF
Trading Symbol	TSLQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tradr 2X Short TSLA Daily ETF (“Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/tslq-2x-short-tsla-daily-etf. You can also request this information by contacting us at (888) 528-7237.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 528-7237
Additional Information Website	www.tradretfs.com/tslq-2x-short-tsla-daily-etf
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tradr 2X Short TSLA Daily ETF (TSLQ)	$69	1.15%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 2X Short TSLA ETF (“TSLQ” or the “Fund”) sought daily investment results, before fees and expenses, that correspond to two times (2x) the inverse daily performance of the Tesla common stock (the “Reference Asset”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the fiscal year ending March 31, 2026, the Fund had a total return of -79.89% and an average daily statistical correlation of over 0.99 to negative two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of 43.44% and an annualized volatility of 55.50%.
The Reference Asset performance was driven by the performance of its electrical car business.  For more information on Tesla financial performance, please see the Tesla annual shareholders report and quarterly filings.  Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
Tradr 2X Short TSLA Daily ETF (TSLQ)	-79.89%	-58.63%
S&P 500 Index	17.80%	17.37%
[1]	The Fund commenced operations on July 13, 2022. Since Inception return is cumulative if time since inception is less than one year.

Performance Inception Date	Jul. 13, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.tradretfs.com/tslq-2x-short-tsla-daily-etf for the most recent performance information.
Net Assets	$ 181,946,019
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 2,917,309
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$181,946,019
Total number of portfolio holdings	5
Total advisory fees paid (net)	$2,917,309
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	83%
Swap	17%
Total	100%

Material Fund Change [Text Block]
Material Fund Changes
On October 2, 2025, the Trust’s Board approved a one-for-three reverse share split for shares of the Fund, effective after the close of business on October 20, 2025.
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated July 31, 2025, as amended October 3, 2025 at https://www.tradretfs.com/tslq-2x-short-tsla-daily-etf.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated July 31, 2025, as amended October 3, 2025 at https://www.tradretfs.com/tslq-2x-short-tsla-daily-etf.

Updated Prospectus Web Address	https://www.tradretfs.com/tslq-2x-short-tsla-daily-etf
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000235548 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr1.5X Short NVDADaily ETF
Class Name	Tradr1.5X Short NVDADaily ETF
Trading Symbol	NVDS
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tradr 1.5X Short NVDA Daily ETF (“Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/nvds-1.5x-short-nvda-daily-etf. You can also request this information by contacting us at (888) 528-7237.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 528-7237
Additional Information Website	www.tradretfs.com/nvds-1.5x-short-nvda-daily-etf
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tradr 1.5X Short NVDA Daily ETF (NVDS)	$80	1.15%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 1.5X Short NVDA ETF (“NVDS” or the “Fund”) sought daily investment results, before fees and expenses, that correspond to one and a half times (1.5x) the inverse daily performance of the NVIDIA common stock (the “Reference Asset”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the fiscal year ending March 31, 2026, the Fund had a total return of -61.63% and an average daily statistical correlation of over 0.99 to negative one and a half times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of 60.95% and an annualized volatility of 41.23%.
The Reference Asset performance was driven by the performance of its artificial intelligence business and other business lines.  For more information on NVIDIA financial performance, please see the NVIDIA annual shareholders report and quarterly filings.  Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
Tradr 1.5X Short NVDA Daily ETF (NVDS)	-61.63%	-69.22%
S&P 500 Index	17.80%	17.37%
[1]	The Fund commenced operations on July 13, 2022. Since Inception return is cumulative if time since inception is less than one year.

Performance Inception Date	Jul. 13, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.tradretfs.com/nvds-1.5x-short-nvda-daily-etf for the most recent performance information.
Net Assets	$ 24,325,769
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 207,789
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$24,325,769
Total number of portfolio holdings	2
Total advisory fees paid (net)	$207,789
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	89%
Swap	11%
Total	100%

Material Fund Change [Text Block]
Material Fund Changes
On October 2, 2025, the Trust’s Board approved a one-for-three reverse share split for shares of the Fund, effective after the close of business on October 20, 2025.
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated July 31, 2025, as amended October 3, 2025 at https://www.tradretfs.com/nvds-1.5x-short-nvda-daily-etf.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated July 31, 2025, as amended October 3, 2025 at https://www.tradretfs.com/nvds-1.5x-short-nvda-daily-etf.

Updated Prospectus Web Address	https://www.tradretfs.com/nvds-1.5x-short-nvda-daily-etf
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000236570 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr1X Short InnovationDaily ETF
Class Name	Tradr1X Short InnovationDaily ETF
Trading Symbol	SARK
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tradr 1X Short Innovation Daily ETF (“Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tradretfs.com/sark-1x-short-innovation-daily-etf. You can also request this information by contacting us at (888) 528-7237.
Additional Information Phone Number	(888) 528-7237
Additional Information Website	https://www.tradretfs.com/sark-1x-short-innovation-daily-etf
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tradr 1X Short Innovation Daily ETF (SARK)	$82	0.99%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 1X Short Innovation ETF (“SARK” or the “Fund”) sought daily investment results, before fees and expenses, that correspond to two times (2x) the inverse daily performance of the ARK Innovation ETF (the “Reference Asset”). After fiscal year end, the Fund adjusted its leverage to one times (1X) the inverse daily performance of the Reference Security.  The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the fiscal year ending March 31, 2026, the Fund had a total return of -34.22% and an average daily statistical correlation of over 0.99 to negative two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of 42.06% and an annualized volatility of 42.25%.
The Reference Asset performance was driven by the performance of its ten largest companies (Tesla, CRISPR, etc.) which accounted for over 50% of the Reference Asset weight. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
Tradr 1X Short Innovation Daily ETF (SARK)	-34.22%	-10.34%
S&P 500 Index	17.80%	9.37%
ARK Innovation ETF Index	42.06%	-12.61%
[1]	The Fund commenced operations on November 5, 2021. Since Inception return is cumulative if time since inception is less than one year.

Performance Inception Date	Nov. 05, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.tradretfs.com/sark-1x-short-innovation-daily-etf for the most recent performance information.
Net Assets	$ 78,708,165
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 526,062
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$78,708,165
Total number of portfolio holdings	4
Total advisory fees paid (net)	$526,062
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	87%
Swap	13%
Total	100%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000251511 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Long Innovation 100Monthly ETF
Class Name	Tradr2X Long Innovation 100Monthly ETF
Trading Symbol	MQQQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tradr 2X Long Innovation 100 Monthly ETF (“Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/mqqq-2x-long-triple-q-monthly-etf#literature. You can also request this information by contacting us at (888) 528-7237.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 528-7237
Additional Information Website	www.tradretfs.com/mqqq-2x-long-triple-q-monthly-etf#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tradr 2X Long Innovation 100 Monthly ETF (MQQQ)	$145	1.21%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 2X Long Innovation-100 Monthly ETF (“MQQQ” or the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the monthly performance of the Invesco QQQ ETF (the “Reference Asset”) which itself tracks the Nasdaq-100 Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the fiscal year ended March 31, 2026, the Fund had a total return of 39.19% and an average monthly statistical correlation of over 0.99 to two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of 23.99% and an annualized volatility of 22.52%.
The Index performance was driven by the performance of its ten largest companies (NVIDIA, Microsoft, Apple, etc.) which accounted for nearly 50% of the Index weight. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
Tradr 2X Long Innovation 100 Monthly ETF (MQQQ)	39.19%	16.98%
S&P 500 Index	17.80%	10.99%
NASDAQ 100 Index	23.99%	13.78%
[1]	The Fund commenced operations on August 30, 2024. Since Inception return is cumulative if time since inception is less than one year.

Performance Inception Date	Aug. 30, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 01, 2026
Updated Performance Information Location [Text Block]	Visit www.tradretfs.com/mqqq-2x-long-triple-q-monthly-etf#literature for the most recent performance information.
Net Assets	$ 101,657,039
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 827,348
Investment Company Portfolio Turnover	158.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$101,657,039
Total number of portfolio holdings	4
Total advisory fees paid (net)	$827,348
Portfolio turnover rate as of the end of the reporting period	158%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Equity	58%
Cash*	48%
Swap	(6)%
Total	100%

Material Fund Change [Text Block]
Material Fund Changes
On February 1, 2026, the Advisor has lowered its management fee from 1.00% to 0.95% and has removed its expense cap of 1.30%. In addition, the Fund has been restructured as a unitary fee.
On May 21, 2025, the Trust’s Board approved a one-for-five reverse share split for shares of the Fund, effective after the close of business on June 2, 2025.
On May 16, 2025, the Fund changed its name to Tradr 2X Long Innovation 100 Monthly ETF. Prior to May 16, 2025, the Fund's name was Tradr 2X Long Triple Q Monthly ETF.
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated July 31, 2025, as amended January 30, 2026 at https://www.tradretfs.com/mqqq-2x-long-triple-q-monthly-etf#literature.

Material Fund Change Name [Text Block]	On May 16, 2025, the Fund changed its name to Tradr 2X Long Innovation 100 Monthly ETF. Prior to May 16, 2025, the Fund's name was Tradr 2X Long Triple Q Monthly ETF.
Material Fund Change Expenses [Text Block]	On February 1, 2026, the Advisor has lowered its management fee from 1.00% to 0.95% and has removed its expense cap of 1.30%. In addition, the Fund has been restructured as a unitary fee.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated July 31, 2025, as amended January 30, 2026 at https://www.tradretfs.com/mqqq-2x-long-triple-q-monthly-etf#literature.

Updated Prospectus Web Address	https://www.tradretfs.com/mqqq-2x-long-triple-q-monthly-etf#literature
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000251512 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Long Innovation 100Quarterly ETF
Class Name	Tradr2X Long Innovation 100Quarterly ETF
Trading Symbol	QQQP
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tradr 2X Long Innovation 100 Quarterly ETF (“Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/qqqp-2x-long-triple-q-quarterly-etf#literature. You can also request this information by contacting us at (888) 528-7237.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 528-7237
Additional Information Website	www.tradretfs.com/qqqp-2x-long-triple-q-quarterly-etf#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tradr 2X Long Innovation 100 Quarterly ETF (QQQP)	$148	1.24%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 2X Long Innovation-100 Quarterly ETF (“QQQP” or the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the quarterly performance of the Invesco QQQ ETF (the “Reference Asset”) which itself tracks the Nasdaq-100 Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the fiscal year ended March 31, 2026, the Fund had a total return of 37.94% and an average quarterly statistical correlation of over 0.99 to two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of 23.99% and an annualized volatility of 22.52%.
The Index performance was driven by the performance of its ten largest companies (NVIDIA, Microsoft, Apple, etc.) which accounted for nearly 50% of the Index weight. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
Tradr 2X Long Innovation 100 Quarterly ETF (QQQP)	37.94%	13.77%
S&P 500 Index	17.80%	10.08%
[1]	The Fund commenced operations on September 30, 2024. Since Inception return is cumulative if time since inception is less than one year.

Performance Inception Date	Sep. 30, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 01, 2026
Updated Performance Information Location [Text Block]	Visit www.tradretfs.com/qqqp-2x-long-triple-q-quarterly-etf#literature for the most recent performance information.
Net Assets	$ 15,621,335
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 64,519
Investment Company Portfolio Turnover	263.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$15,621,335
Total number of portfolio holdings	4
Total advisory fees paid (net)	$64,519
Portfolio turnover rate as of the end of the reporting period	263%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Equity	52%
Cash*	45%
Swap	3%
Total	100%

Material Fund Change [Text Block]
Material Fund Changes
On February 1, 2026, the Advisor has lowered its management fee from 1.00% to 0.95% and has removed its expense cap of 1.30%. In addition, the Fund has been restructured as a unitary fee.
On May 21, 2025, the Trust’s Board approved a one-for-five reverse share split for shares of the Fund, effective after the close of business on June 2, 2025.
On May 16, 2025, the Fund changed its name to Tradr 2X Long Innovation 100 Quarterly ETF. Prior to May 16, 2025, the Fund's name was Tradr 2X Long Triple Q Quarterly ETF.
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated July 31, 2025, as amended January 30, 2026 at https://www.tradretfs.com/qqqp-2x-long-triple-q-quarterly-etf#literature.

Material Fund Change Name [Text Block]	On May 16, 2025, the Fund changed its name to Tradr 2X Long Innovation 100 Quarterly ETF. Prior to May 16, 2025, the Fund's name was Tradr 2X Long Triple Q Quarterly ETF.
Material Fund Change Expenses [Text Block]	On February 1, 2026, the Advisor has lowered its management fee from 1.00% to 0.95% and has removed its expense cap of 1.30%. In addition, the Fund has been restructured as a unitary fee.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated July 31, 2025, as amended January 30, 2026 at https://www.tradretfs.com/qqqp-2x-long-triple-q-quarterly-etf#literature.

Updated Prospectus Web Address	https://www.tradretfs.com/qqqp-2x-long-triple-q-quarterly-etf#literature
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000251519 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Long SPYQuarterly ETF
Class Name	Tradr2X Long SPYQuarterly ETF
Trading Symbol	SPYQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tradr 2X Long SPY Quarterly ETF (“Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tradretfs.com/spyq-2x-long-spy-quarterly-etf#literature. You can also request this information by contacting us at (888) 528-7237.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 528-7237
Additional Information Website	https://www.tradretfs.com/spyq-2x-long-spy-quarterly-etf#literature
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tradr 2X Long SPY Quarterly ETF (SPYQ)	$143	1.26%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 2X Long SPY Quarterly ETF (“SPYQ” or the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the quarterly performance of the SPDR S&P 500 ETF (the “Reference Asset”) which itself tracks the S&P 500 Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the fiscal year ended March 31, 2026, the Fund had a total return of 26.49% and an average quarterly statistical correlation of over 0.99 to two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of 17.80% and an annualized volatility of 18.54%.
The Index performance was driven by the performance of its ten largest companies (NVIDIA, Microsoft, Apple, etc.) which accounted for more than one-third of the Index weight. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
Tradr 2X Long SPY Quarterly ETF (SPYQ)	26.49%	10.58%
S&P 500 Index	17.80%	10.08%
[1]	The Fund commenced operations on September 30, 2024. Since Inception return is cumulative if time since inception is less than one year.

Performance Inception Date	Sep. 30, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 01, 2026
Updated Performance Information Location [Text Block]	Visit https://www.tradretfs.com/tark-2x-long-innovation-etf#literaturetwo for the most recent performance information.
Net Assets	$ 11,170,842
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 13,971
Investment Company Portfolio Turnover	174.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$11,170,842
Total number of portfolio holdings	4
Total advisory fees paid (net)	$13,971
Portfolio turnover rate as of the end of the reporting period	174%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Equity	52%
Cash*	43%
Swap	5%
Total	100%

Material Fund Change [Text Block]
Material Fund Changes
On February 1, 2026, the Advisor has lowered its management fee from 1.00% to 0.95% and has removed its expense cap of 1.30%. In addition, the Fund has been restructured as a unitary fee.
On May 21, 2025, the Trust’s Board approved a one-for-five reverse share split for shares of the Fund, effective after the close of business on June 2, 2025.
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated July 31, 2025, as amended January 30, 2026 at https://www.tradretfs.com/spyq-2x-long-spy-quarterly-etf#literature.

Material Fund Change Expenses [Text Block]	On February 1, 2026, the Advisor has lowered its management fee from 1.00% to 0.95% and has removed its expense cap of 1.30%. In addition, the Fund has been restructured as a unitary fee.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated July 31, 2025, as amended January 30, 2026 at https://www.tradretfs.com/spyq-2x-long-spy-quarterly-etf#literature.

Updated Prospectus Web Address	https://www.tradretfs.com/spyq-2x-long-spy-quarterly-etf#literature
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000251542 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr1X Short Innovation 100Monthly ETF
Class Name	Tradr1X Short Innovation 100Monthly ETF
Trading Symbol	SMQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tradr 1X Short Innovation 100 Monthly ETF (“Fund”) for the period of November 28, 2025 (commencement of operations) to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/smq#literature. You can also request this information by contacting us at (888) 528-7237.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 528-7237
Additional Information Website	www.tradretfs.com/smq#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 1X Short Innovation 100 Monthly ETF (SMQ)	$53	1.50%[2]
1	The Fund commenced operations on November 28, 2025. If the Fund had been operational for the entire annual period of April 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.50%	[1],[2]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 1X Short Innovation-100 Monthly ETF (“SMQ” or the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one times (1x) the inverse monthly performance of the Invesco QQQ ETF (the “Reference Asset”) which itself tracks the Nasdaq-100 Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the period ended March 31, 2026, the Fund had a total return of 8.35% since inception on November 28, 2025 and an average monthly statistical correlation of over 0.99 to two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of -6.56% and an annualized volatility of 16.00%.
The Index performance was driven by the performance of its ten largest companies (NVIDIA, Microsoft, Apple, etc.) which accounted for nearly 50% of the Index weight. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	Since Inception[1]
Tradr 1X Short Innovation 100 Monthly ETF (SMQ)	8.35%
S&P 500 Index	-4.28%
[1]	The Fund commenced operations on November 28, 2025. Since Inception return is cumulative if time since inception is less than one year.

Performance Inception Date	Nov. 28, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.tradretfs.com/smq#literature for the most recent performance information.
Net Assets	$ 810,596
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$810,596
Total number of portfolio holdings	1
Total advisory fees paid (net)	$0
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	90%
Swap	10%
Total	100%

Material Fund Change [Text Block]
Material Fund Changes
On May 20, 2026, the Board of Trustees of the Trust approved a Plan of Liquidation of the Fund. The Plan of Liquidation authorizes the termination, liquidation and dissolution of the Fund.  The Fund will be liquidated on or about June 18, 2026.
This is summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated July 31, 2025, as amended May 20, 2026 at https://www.tradretfs.com/smq#literature.

Summary of Change Legend [Text Block]
This is summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated July 31, 2025, as amended May 20, 2026 at https://www.tradretfs.com/smq#literature.

Updated Prospectus Web Address	https://www.tradretfs.com/smq#literature
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000259755 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Long ACHRDaily ETF
Class Name	Tradr2X Long ACHRDaily ETF
Trading Symbol	ARCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tradr 2X Long ACHR Daily ETF (“Fund”) for the period of June 9, 2025 (commencement of operations) to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/arcx#literature. You can also request this information by contacting us at (888) 528-7237.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 528-7237
Additional Information Website	www.tradretfs.com/arcx#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long ACHR Daily ETF (ARCX)	$59	1.30%[2]
1	The Fund commenced operations on June 9, 2025. If the Fund had been operational for the entire annual period of April 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.30%	[3],[4]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 2X Long ACHR Daily ETF (“ARCX” or the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Archer Aviation common stock (the “Reference Asset”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the period ending March 31, 2026, the Fund had a total return of -88.29% since inception on June 9, 2025, and an average daily statistical correlation of over 0.99 to two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of -54.09% and an annualized volatility of 72.83%.
The Reference Asset performance was driven by the performance of its aerospace business.  For more information on Archer Aviation financial performance, please see the Archer Aviation annual shareholders report and quarterly filings.  Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	Since Inception[1]
Tradr 2X Long ACHR Daily ETF (ARCX)	-88.29%
S&P 500 Index	9.78%
[1]	The Fund commenced operations on June 9, 2025. Since Inception return is cumulative if time since inception is less than one year.

Performance Inception Date	Jun. 09, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.tradretfs.com/arcx#literature for the most recent performance information.
Net Assets	$ 7,949,798
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 176,825
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$7,949,798
Total number of portfolio holdings	2
Total advisory fees paid (net)	$176,825
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	284%
Swap	(184)%
Total	100%

Material Fund Change [Text Block]
Material Fund Changes
On November 17, 2025, the Trust’s Board approved a one-for-five reverse share split for shares of the Fund, effective after the close of business on December 1, 2025.
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated April 24, 2025, as amended November 18, 2025 at https://www.tradretfs.com/arcx#literature.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated April 24, 2025, as amended November 18, 2025 at https://www.tradretfs.com/arcx#literature.

Updated Prospectus Web Address	https://www.tradretfs.com/arcx#literature
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000259756 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Long UPSTDaily ETF
Class Name	Tradr2X Long UPSTDaily ETF
Trading Symbol	UPSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tradr 2X Long UPST Daily ETF (“Fund”) for the period of June 9, 2025 (commencement of operations) to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/upsx#literature. You can also request this information by contacting us at (888) 528-7237.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 528-7237
Additional Information Website	www.tradretfs.com/upsx#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long UPST Daily ETF (UPSX)	$59	1.30%[2]
1	The Fund commenced operations on June 9, 2025. If the Fund had been operational for the entire annual period of April 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.30%	[5],[6]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 2X Long UPST Daily ETF (“UPSX” or the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Upstart Holdings common stock (the “Reference Asset”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the period ending March 31, 2026, the Fund had a total return of -88.81% since inception on June 9, 2025 and an average daily statistical correlation of over 0.99 to two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of -55.33% and an annualized volatility of 70.76%.
The Reference Asset performance was driven by the performance of its cloud-based AI lending platform business.  For more information on the company’s financial performance, please see the Upstart Holdings annual shareholders report and quarterly filings.  Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	Since Inception[1]
Tradr 2X Long UPST Daily ETF (UPSX)	-88.81%
S&P 500 Index	9.78%
[1]	The Fund commenced operations on June 9, 2025. Since Inception return is cumulative if time since inception is less than one year.

Performance Inception Date	Jun. 09, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.tradretfs.com/upsx#literature for the most recent performance information.
Net Assets	$ 20,711,636
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 453,791
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$20,711,636
Total number of portfolio holdings	2
Total advisory fees paid (net)	$453,791
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	367%
Swap	(267)%
Total	100%

Material Fund Change [Text Block]
Material Fund Changes
On November 17, 2025, the Trust’s Board approved a one-for-five reverse share split for shares of the Fund, effective after the close of business on December 1, 2025.
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated April 24, 2025, as amended November 18, 2025 at https://www.tradretfs.com/upsx#literature.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated April 24, 2025, as amended November 18, 2025 at https://www.tradretfs.com/upsx#literature.

Updated Prospectus Web Address	https://www.tradretfs.com/upsx#literature
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000259757 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Long ALABDaily ETF
Class Name	Tradr2X Long ALABDaily ETF
Trading Symbol	LABX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tradr 2X Long ALAB Daily ETF (“Fund”) for the period of August 11, 2025 (commencement of operations) to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/labx#literature. You can also request this information by contacting us at (888) 528-7237.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 528-7237
Additional Information Website	www.tradretfs.com/labx#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long ALAB Daily ETF (LABX)	$50	1.30%[2]
1	The Fund commenced operations on August 11, 2025. If the Fund had been operational for the entire annual period of April 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.30%	[7],[8]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 2X Long ALAB Daily ETF (“LABX” or the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Astera Labs common stock (the “Reference Asset”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the period ending March 31, 2026, the Fund had a total return of -80.03% since inception on August 11, 2025  and an average daily statistical correlation of over 0.99 to two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of -38.92% and an annualized volatility of 88.86%.
The Reference Asset performance was driven by the performance of its semiconductor business.  For more information on the company’s financial performance, please see the Astera Labs annual shareholders report and quarterly filings.  Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	Since Inception[1]
Tradr 2X Long ALAB Daily ETF (LABX)	-80.03%
S&P 500 Index	3.27%
[1]	The Fund commenced operations on August 11, 2025. Since Inception return is cumulative if time since inception is less than one year.

Performance Inception Date	Aug. 11, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.tradretfs.com/labx#literature for the most recent performance information.
Net Assets	$ 27,383,587
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 302,901
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$27,383,587
Total number of portfolio holdings	1
Total advisory fees paid (net)	$302,901
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	235%
Swap	(135)%
Total	100%

Material Fund Change [Text Block]
Material Fund Changes
On February 24, 2026, the Trust’s Board approved a one-for-three reverse share split for shares of the Fund, effective after the close of business on March 9, 2026.
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated April 24, 2025, as amended February 25, 2026 at https://www.tradretfs.com/labx#literature.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated April 24, 2025, as amended February 25, 2026 at https://www.tradretfs.com/labx#literature.

Updated Prospectus Web Address	https://www.tradretfs.com/labx#literature
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000259758 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Long APPDaily ETF
Class Name	Tradr2X Long APPDaily ETF
Trading Symbol	APPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tradr 2X Long APP Daily ETF (“Fund”) for the period of April 24, 2025 (commencement of operations) to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/appx#literature. You can also request this information by contacting us at (888) 528-7237.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 528-7237
Additional Information Website	www.tradretfs.com/appx#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long APP Daily ETF (APPX)	$139	1.36%[2]
1	The Fund commenced operations on April 24, 2025. If the Fund had been operational for the entire annual period of April 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.36%	[9],[10]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 2X Long APP Daily ETF (“APPX” or the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the AppLovin common stock (the “Reference Asset”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the period ending March 31, 2026, the Fund had a total return of 18.48% since inception on April 24, 2025 and an average daily statistical correlation of over 0.99 to two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of 43.77% and an annualized volatility of 71.54%.
The Reference Asset performance was driven by the performance of its software and AI solutions business.  For more information on the company’s financial performance, please see the AppLovin annual shareholders report and quarterly filings.  Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	Since Inception[1]
Tradr 2X Long APP Daily ETF (APPX)	18.48%
S&P 500 Index	20.44%
[1]	The Fund commenced operations on April 24, 2025. Since Inception return is cumulative if time since inception is less than one year.

Performance Inception Date	Apr. 24, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.tradretfs.com/appx#literature for the most recent performance information.
Net Assets	$ 108,360,703
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 962,313
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$108,360,703
Total number of portfolio holdings	4
Total advisory fees paid (net)	$962,313
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.

Allocation of Portfolio Holdings

Cash*	105%
Swap	(5)%
Total	100%

Material Fund Change [Text Block]
Material Fund Changes
On February 24, 2026, the Trust’s Board approved a one-for-three reverse share split for shares of the Fund, effective after the close of business on March 9, 2026.
On October 2, 2025, the Trust’s Board approved a three-for-one forward share split for shares of the Fund, effective after the close of business on October 20, 2025.
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated April 24, 2025, as amended October 3, 2025 at https://www.tradretfs.com/appx#literature.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated April 24, 2025, as amended October 3, 2025 at https://www.tradretfs.com/appx#literature.

Updated Prospectus Web Address	https://www.tradretfs.com/appx#literature
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000259759 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Long MDBDaily ETF
Class Name	Tradr2X Long MDBDaily ETF
Trading Symbol	MDBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tradr 2X Long MDB Daily ETF (“Fund”) for the period of August 18, 2025 (commencement of operations) to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/mdbx#literature. You can also request this information by contacting us at (888) 528-7237.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 528-7237
Additional Information Website	www.tradretfs.com/mdbx#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long MDB Daily ETF (MDBX)	$72	1.30%[2]
1	The Fund commenced operations on August 18, 2025. If the Fund had been operational for the entire annual period of April 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.30%	[11],[12]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 2X Long MDB Daily ETF (“MDBX” or the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the MongoDB common stock (the “Reference Asset”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the period ending March 31, 2026, the Fund had a total return of -21.40% since inception on August 18, 2025  and an average daily statistical correlation of over 0.99 to two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of 7.80% and an annualized volatility of 78.22%.
The Reference Asset performance was driven by the performance of its database software business.  For more information on the company’s financial performance, please see the MongoDB annual shareholders report and quarterly filings.  Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	Since Inception[1]
Tradr 2X Long MDB Daily ETF (MDBX)	-21.40%
S&P 500 Index	2.01%
[1]	The Fund commenced operations on August 18, 2025. Since Inception return is cumulative if time since inception is less than one year.

Performance Inception Date	Aug. 18, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.tradretfs.com/mdbx#literature for the most recent performance information.
Net Assets	$ 3,144,206
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 26,895
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$3,144,206
Total number of portfolio holdings	1
Total advisory fees paid (net)	$26,895
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	192%
Swap	(92)%
Total	100%

Material Fund Change [Text Block]
Material Fund Changes
On April 7, 2026, the Board of Trustees of the Trust approved a Plan of Liquidation of the Fund. The Fund liquidated at the close of business day April 27, 2026.
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated April 24, 2025, as amended April 7, 2026 at https://www.tradretfs.com/mdbx#literature.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated April 24, 2025, as amended April 7, 2026 at https://www.tradretfs.com/mdbx#literature.

Updated Prospectus Web Address	https://www.tradretfs.com/mdbx#literature
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000259760 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Long QBTSDaily ETF
Class Name	Tradr2X Long QBTSDaily ETF
Trading Symbol	QBTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tradr 2X Long QBTS Daily ETF (“Fund”) for the period of April 24, 2025 (commencement of operations) to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/qbtx#literature. You can also request this information by contacting us at (888) 528-7237.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 528-7237
Additional Information Website	www.tradretfs.com/qbtx#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long QBTS Daily ETF (QBTX)	$126	1.31%[2]
1	The Fund commenced operations on April 24, 2025. If the Fund had been operational for the entire annual period of April 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.31%	[13],[14]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 2X Long QBTS Daily ETF (“QBTX” or the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the D-Wave Quantum common stock (the “Reference Asset”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the period ending March 31, 2026, the Fund had a total return of 6.00% since inception on April 24, 2025  and an average daily statistical correlation of over 0.99 to two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of 91.63% and an annualized volatility of 118.79%.
The Reference Asset performance was driven by the performance of its quantum computing business.  For more information on the company’s financial performance, please see the D-Wave Quantum annual shareholders report and quarterly filings.  Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	Since Inception[1]
Tradr 2X Long QBTS Daily ETF (QBTX)	6.00%
S&P 500 Index	20.44%
[1]	The Fund commenced operations on April 24, 2025. Since Inception return is cumulative if time since inception is less than one year.

Performance Inception Date	Apr. 24, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.tradretfs.com/qbtx#literature for the most recent performance information.
Net Assets	$ 41,037,951
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 800,415
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$41,037,951
Total number of portfolio holdings	2
Total advisory fees paid (net)	$800,415
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	233%
Swap	(133)%
Total	100%

Material Fund Change [Text Block]
Material Fund Changes
On October 2, 2025, the Trust’s Board approved a three-for-one forward share split for shares of the Fund, effective after the close of business on October 20, 2025.
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated April 24, 2025, as amended October 3, 2025 at https://www.tradretfs.com/qbtx#literature.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated April 24, 2025, as amended October 3, 2025 at https://www.tradretfs.com/qbtx#literature.

Updated Prospectus Web Address	https://www.tradretfs.com/qbtx#literature
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000259761 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Long QUBTDaily ETF
Class Name	Tradr2X Long QUBTDaily ETF
Trading Symbol	QUBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tradr 2X Long QUBT Daily ETF (“Fund”) for the period of June 23, 2025 (commencement of operations) to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/qubx#literature. You can also request this information by contacting us at (888) 528-7237.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 528-7237
Additional Information Website	www.tradretfs.com/qubx#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long QUBT Daily ETF (QUBX)	$53	1.30%[2]
1	The Fund commenced operations on June 23, 2025. If the Fund had been operational for the entire annual period of April 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.30%	[15],[16]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 2X Long QUBT Daily ETF (“QUBX” or the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Quantum Computing common stock (the “Reference Asset”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the period ending March 31, 2026, the Fund had a total return of -93.96% since inception on June 23, 2025 and an average daily statistical correlation of over 0.99 to two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of -60.86% and an annualized volatility of 98.67%.
The Reference Asset performance was driven by the performance of its quantum computing business.  For more information on the company’s financial performance, please see the Quantum Computing annual shareholders report and quarterly filings.  Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	Since Inception[1]
Tradr 2X Long QUBT Daily ETF (QUBX)	-93.96%
S&P 500 Index	9.37%
[1]	The Fund commenced operations on June 23, 2025. Since Inception return is cumulative if time since inception is less than one year.

Performance Inception Date	Jun. 23, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.tradretfs.com/qubx#literature for the most recent performance information.
Net Assets	$ 13,515,385
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 303,953
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$13,515,385
Total number of portfolio holdings	2
Total advisory fees paid (net)	$303,953
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	107%
Swap	(7)%
Total	100%

Material Fund Change [Text Block]
Material Fund Changes
On November 17, 2025, the Trust’s Board approved a one-for-five reverse share split for shares of the Fund, effective after the close of business on December 1, 2025.
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated April 24, 2025, as amended November 18, 2025 at https://www.tradretfs.com/qubx#literature.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated April 24, 2025, as amended November 18, 2025 at https://www.tradretfs.com/qubx#literature.

Updated Prospectus Web Address	https://www.tradretfs.com/qubx#literature
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000259762 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Long RGTIDaily ETF
Class Name	Tradr2X Long RGTIDaily ETF
Trading Symbol	RGTU
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tradr 2X Long RGTI Daily ETF (“Fund”) for the period of June 23, 2025 (commencement of operations) to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/rgtu#literature. You can also request this information by contacting us at (888) 528-7237.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 528-7237
Additional Information Website	www.tradretfs.com/rgtu#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long RGTI Daily ETF (RGTU)	$83	1.30%[2]
1	The Fund commenced operations on June 23, 2025. If the Fund had been operational for the entire annual period of April 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.30%	[17],[18]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 2X Long RGTI Daily ETF (“RGTU” or the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Rigetti Computing common stock (the “Reference Asset”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the period ending March 31, 2026, the Fund had a total return of -34.05% since inception on June 23, 2025 and an average daily statistical correlation of over 0.99 to two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of 30.12% and an annualized volatility of 106.21%.
The Reference Asset performance was driven by the performance of its quantum computing.  For more information on the company’s financial performance, please see the Rigetti Computing annual shareholders report and quarterly filings.  Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	Since Inception[1]
Tradr 2X Long RGTI Daily ETF (RGTU)	-34.05%
S&P 500 Index	9.37%
[1]	The Fund commenced operations on June 23, 2025. Since Inception return is cumulative if time since inception is less than one year.

Performance Inception Date	Jun. 23, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.tradretfs.com/rgtu#literature for the most recent performance information.
Net Assets	$ 7,228,170
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 97,408
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$7,228,170
Total number of portfolio holdings	1
Total advisory fees paid (net)	$97,408
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	91%
Swap	9%
Total	100%

Material Fund Change [Text Block]
Material Fund Changes
On February 24, 2026, the Trust’s Board approved a one-for-three reverse share split for shares of the Fund, effective after the close of business on March 9, 2026.
On October 2, 2025, the Trust’s Board approved a three-for-one forward share split for shares of the Fund, effective after the close of business on October 20, 2025.
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated April 24, 2025, as amended February 25, 2026 at https://www.tradretfs.com/rgtu#literature.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated April 24, 2025, as amended February 25, 2026 at https://www.tradretfs.com/rgtu#literature.

Updated Prospectus Web Address	https://www.tradretfs.com/rgtu#literature
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000259763 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Long TEMDaily ETF
Class Name	Tradr2X Long TEMDaily ETF
Trading Symbol	TEMT
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tradr 2X Long TEM Daily ETF (“Fund”) for the period of May 12, 2025 (commencement of operations) to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/temt#literature. You can also request this information by contacting us at (888) 528-7237.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 528-7237
Additional Information Website	www.tradretfs.com/temt#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long TEM Daily ETF (TEMT)	$76	1.31%[2]
1	The Fund commenced operations on May 12, 2025. If the Fund had been operational for the entire annual period of April 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.31%	[19],[20]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 2X Long TEM Daily ETF (“TEMT” or the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Tempus AI common stock (the “Reference Asset”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the period ending March 31, 2026, the Fund had a total return of -69.74% since inception on May 12, 2025 and an average daily statistical correlation of over 0.99 to two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of -27.87% and an annualized volatility of 67.31%.
The Reference Asset performance was driven by the performance of its AI-enabled diagnostic medical solutions business.  For more information on the company’s financial performance, please see the Tempus AI annual shareholders report and quarterly filings.  Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	Since Inception[1]
Tradr 2X Long TEM Daily ETF (TEMT)	-69.74%
S&P 500 Index	12.98%
[1]	The Fund commenced operations on May 12, 2025. Since Inception return is cumulative if time since inception is less than one year.

Performance Inception Date	May 12, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.tradretfs.com/temt#literature for the most recent performance information.
Net Assets	$ 38,399,224
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 524,151
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$38,399,224
Total number of portfolio holdings	2
Total advisory fees paid (net)	$524,151
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	125%
Swap	(25)%
Total	100%

Material Fund Change [Text Block]
Material Fund Changes
On February 24, 2026, the Trust’s Board approved a one-for-three reverse share split for shares of the Fund, effective after the close of business on March 9, 2026.
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated April 24, 2025, as amended February 25, 2026 at https://www.tradretfs.com/temt#literature.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated April 24, 2025, as amended February 25, 2026 at https://www.tradretfs.com/temt#literature.

Updated Prospectus Web Address	https://www.tradretfs.com/temt#literature
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000262179 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Long ASTSDaily ETF
Class Name	Tradr2X Long ASTSDaily ETF
Trading Symbol	ASTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tradr 2X Long ASTS Daily ETF (“Fund”) for the period of July 10, 2025 (commencement of operations) to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/astx#literature. You can also request this information by contacting us at (888) 528-7237.
Additional Information Phone Number	(888) 528-7237
Additional Information Website	www.tradretfs.com/astx#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long ASTS Daily ETF (ASTX)	$116	1.30%[2]
1	The Fund commenced operations on July 10, 2025. If the Fund had been operational for the entire annual period of April 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.30%	[21],[22]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 2X Long ASTS Daily ETF (“ASTX” or the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the AST Spacemobile common stock (the “Reference Asset”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the period ending March 31, 2026, the Fund had a total return of 45.48% since inception on July 10, 2025 and an average daily statistical correlation of over 0.99 to two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of 81.81% and an annualized volatility of 103.98%.
The Reference Asset performance was driven by the performance of its telecommunications business.  For more information on the company’s financial performance, please see the AST Spacemobile annual shareholders report and quarterly filings.  Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	Since Inception[1]
Tradr 2X Long ASTS Daily ETF (ASTX)	45.48%
S&P 500 Index	4.87%
[1]	The Fund commenced operations on July 10, 2025. Since Inception return is cumulative if time since inception is less than one year.

Performance Inception Date	Jul. 10, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.tradretfs.com/astx#literature for the most recent performance information.
Net Assets	$ 224,593,124
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 1,411,667
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$224,593,124
Total number of portfolio holdings	2
Total advisory fees paid (net)	$1,411,667
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	170%
Swap	(70)%
Total	100%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000262180 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Long SMRDaily ETF
Class Name	Tradr2X Long SMRDaily ETF
Trading Symbol	SMU
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tradr 2X Long SMR Daily ETF (“Fund”) for the period of July 10, 2025 (commencement of operations) to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/smu#literature. You can also request this information by contacting us at (888) 528-7237.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 528-7237
Additional Information Website	www.tradretfs.com/smu#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long SMR Daily ETF (SMU)	$49	1.30%[2]
1	The Fund commenced operations on July 10, 2025. If the Fund had been operational for the entire annual period of April 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.30%	[23],[24]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 2X Long SMR Daily ETF (“SMU” or the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Nuscale Power common stock (the “Reference Asset”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the period ending March 31, 2026, the Fund had a total return of -96.31% since inception on July 10, 2025 and an average daily statistical correlation of over 0.99 to two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of -69.91% and an annualized volatility of 100.91%.
The Reference Asset performance was driven by the performance of its small modular reactor business.  For more information on the company’s financial performance, please see the Nuscale Power’s annual shareholders report and quarterly filings.  Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	Since Inception[1]
Tradr 2X Long SMR Daily ETF (SMU)	-96.31%
S&P 500 Index	4.87%
[1]	The Fund commenced operations on July 10, 2025. Since Inception return is cumulative if time since inception is less than one year.

Performance Inception Date	Jul. 10, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.tradretfs.com/smu#literature for the most recent performance information.
Net Assets	$ 46,872,174
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 866,594
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$46,872,174
Total number of portfolio holdings	1
Total advisory fees paid (net)	$866,594
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	104%
Swap	(4)%
Total	100%

Material Fund Change [Text Block]
Material Fund Changes
On February 24, 2026, the Trust’s Board approved a one-for-three reverse share split for shares of the Fund, effective after the close of business on March 9, 2026.
On November 17, 2025, the Trust’s Board approved a one-for-five reverse share split for shares of the Fund, effective after the close of business on December 1, 2025.
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated July 9, 2025, as amended February 25, 2026 at https://www.tradretfs.com/smu#literature.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated July 9, 2025, as amended February 25, 2026 at https://www.tradretfs.com/smu#literature.

Updated Prospectus Web Address	https://www.tradretfs.com/smu#literature
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000262181 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Long CEGDaily ETF
Class Name	Tradr2X Long CEGDaily ETF
Trading Symbol	CEGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tradr 2X Long CEG Daily ETF (“Fund”) for the period of July 10, 2025 (commencement of operations) to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/cegx#literature. You can also request this information by contacting us at (888) 528-7237.
Additional Information Phone Number	(888) 528-7237
Additional Information Website	www.tradretfs.com/cegx#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long CEG Daily ETF (CEGX)	$77	1.30%[2]
1	The Fund commenced operations on July 10, 2025. If the Fund had been operational for the entire annual period of April 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.30%	[25],[26]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 2X Long CEG Daily ETF (“CEGX” or the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Constellation Energy common stock (the “Reference Asset”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the period ending March 31, 2026, the Fund had a total return of -36.72% since inception on July 10, 2025 and an average daily statistical correlation of over 0.99 to two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of -12.83% and an annualized volatility of 46.76%.
The Reference Asset performance was driven by the performance of its sustainable energy business.  For more information on the company’s financial performance, please see the Constellation Energy annual shareholders report and quarterly filings.  Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	Since Inception[1]
Tradr 2X Long CEG Daily ETF (CEGX)	-36.72%
S&P 500 Index	4.87%
[1]	The Fund commenced operations on July 10, 2025. Since Inception return is cumulative if time since inception is less than one year.

Performance Inception Date	Jul. 10, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.tradretfs.com/cegx#literature for the most recent performance information.
Net Assets	$ 7,832,236
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 53,422
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$7,832,236
Total number of portfolio holdings	1
Total advisory fees paid (net)	$53,422
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	139%
Swap	(39)%
Total	100%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000262183 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Long CRWVDaily ETF
Class Name	Tradr2X Long CRWVDaily ETF
Trading Symbol	CWVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tradr 2X Long CRWV Daily ETF (“Fund”) for the period of July 10, 2025 (commencement of operations) to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/cwvx#literature. You can also request this information by contacting us at (888) 528-7237.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 528-7237
Additional Information Website	www.tradretfs.com/cwvx#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long CRWV Daily ETF (CWVX)	$55	1.30%[2]
1	The Fund commenced operations on July 10, 2025. If the Fund had been operational for the entire annual period of April 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.30%	[27],[28]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 2X Long CRWV Daily ETF (“CWVX” or the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Coreweave common stock (the “Reference Asset”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the period ending March 31, 2026, the Fund had a total return of -84.35% since inception on July 10, 2025  and an average daily statistical correlation of over 0.99 to two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of -38.44% and an annualized volatility of 97.23%.
The Reference Asset performance was driven by the performance of its software and cloud services business.  For more information on the company’s financial performance, please see the Coreweave annual shareholders report and quarterly filings.  Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	Since Inception[1]
Tradr 2X Long CRWV Daily ETF (CWVX)	-84.35%
S&P 500 Index	4.87%
[1]	The Fund commenced operations on July 10, 2025. Since Inception return is cumulative if time since inception is less than one year.

Performance Inception Date	Jul. 10, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.tradretfs.com/cwvx#literature for the most recent performance information.
Net Assets	$ 96,552,443
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 1,399,376
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$96,552,443
Total number of portfolio holdings	3
Total advisory fees paid (net)	$1,399,376
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	129%
Swap	(29)%
Total	100%

Material Fund Change [Text Block]
Material Fund Changes
On November 17, 2025, the Trust’s Board approved a one-for-five reverse share split for shares of the Fund, effective after the close of business on December 1, 2025.
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated July 9, 2025, as amended November 18, 2025 at https://www.tradretfs.com/cwvx#literature.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated July 9, 2025, as amended November 18, 2025 at https://www.tradretfs.com/cwvx#literature.

Updated Prospectus Web Address	https://www.tradretfs.com/cwvx#literature
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000262184 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Long DDOGDaily ETF
Class Name	Tradr2X Long DDOGDaily ETF
Trading Symbol	DOGD
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tradr 2X Long DDOG Daily ETF (“Fund”) for the period of August 11, 2025 (commencement of operations) to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/dogd#literature. You can also request this information by contacting us at (888) 528-7237.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 528-7237
Additional Information Website	www.tradretfs.com/dogd#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long DDOG Daily ETF (DOGD)	$68	1.30%[2]
1	The Fund commenced operations on August 11, 2025. If the Fund had been operational for the entire annual period of April 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.30%	[29],[30]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 2X Long DDOG Daily ETF (“DOGD” or the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Datadog common stock (the “Reference Asset”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the period ending March 31, 2026, the Fund had a total return of -35.72% since inception on August 11, 2025  and an average daily statistical correlation of over 0.99 to two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of -8.37% and an annualized volatility of 59.07%.
The Reference Asset performance was driven by the performance of its cloud-based software solutions business.  For more information on the company’s financial performance, please see the Datadog annual shareholders report and quarterly filings.  Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	Since Inception[1]
Tradr 2X Long DDOG Daily ETF (DOGD)	-35.72%
S&P 500 Index	3.27%
[1]	The Fund commenced operations on August 11, 2025. Since Inception return is cumulative if time since inception is less than one year.

Performance Inception Date	Aug. 11, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.tradretfs.com/dogd#literature for the most recent performance information.
Net Assets	$ 2,409,992
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 16,642
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$2,409,992
Total number of portfolio holdings	1
Total advisory fees paid (net)	$16,642
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	132%
Swap	(32)%
Total	100%

Material Fund Change [Text Block]
Material Fund Changes
On April 7, 2026, the Board of Trustees of the Trust approved a Plan of Liquidation of the Fund. The Fund liquidated at the close of business day April 27, 2026.
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated July 9, 2025, as amended April 7, 2026 at https://www.tradretfs.com/dogd#literature.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated July 9, 2025, as amended April 7, 2026 at https://www.tradretfs.com/dogd#literature.

Updated Prospectus Web Address	https://www.tradretfs.com/dogd#literature
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000262185 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Long GEVDaily ETF
Class Name	Tradr2X Long GEVDaily ETF
Trading Symbol	GEVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tradr 2X Long GEV Daily ETF (“Fund”) for the period of July 10, 2025 (commencement of operations) to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/gevx#literature. You can also request this information by contacting us at (888) 528-7237.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 528-7237
Additional Information Website	www.tradretfs.com/gevx#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long GEV Daily ETF (GEVX)	$145	1.30%[2]
1	The Fund commenced operations on July 10, 2025. If the Fund had been operational for the entire annual period of April 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.30%	[31],[32]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 2X Long GEV Daily ETF (“GEVX” or the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the GE Vernova common stock (the “Reference Asset”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the period ending March 31, 2026, the Fund had a total return of 107.16% since inception on July 10, 2025 and an average daily statistical correlation of over 0.99 to two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of 62.26% and an annualized volatility of 50.37%.
The Reference Asset performance was driven by the performance of its electric power business.  For more information on the company’s financial performance, please see the GE Vernova annual shareholders report and quarterly filings.  Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	Since Inception[1]
Tradr 2X Long GEV Daily ETF (GEVX)	107.16%
S&P 500 Index	4.87%
[1]	The Fund commenced operations on July 10, 2025. Since Inception return is cumulative if time since inception is less than one year.

Performance Inception Date	Jul. 10, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.tradretfs.com/gevx#literature for the most recent performance information.
Net Assets	$ 26,413,768
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 175,911
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$26,413,768
Total number of portfolio holdings	1
Total advisory fees paid (net)	$175,911
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Swap	51%
Cash*	49%
Total	100%

Material Fund Change [Text Block]
Material Fund Changes
On May 14, 2026, the Trust’s Board approved a three-for-one forward share split for shares of the Fund, effective after the close of business on June 2, 2026.
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated July 9, 2025, as amended May 15, 2026 at https://www.tradretfs.com/gevx#literature.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated July 9, 2025, as amended May 15, 2026 at https://www.tradretfs.com/gevx#literature.

Updated Prospectus Web Address	https://www.tradretfs.com/gevx#literature
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000262187 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Long LRCXDaily ETF
Class Name	Tradr2X Long LRCXDaily ETF
Trading Symbol	LRCU
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tradr 2X Long LRCX Daily ETF (“Fund”) for the period of August 18, 2025 (commencement of operations) to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/lrcu#literature. You can also request this information by contacting us at (888) 528-7237.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 528-7237
Additional Information Website	www.tradretfs.com/lrcu#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long LRCX Daily ETF (LRCU)	$190	1.30%[2]
1	The Fund commenced operations on August 18, 2025. If the Fund had been operational for the entire annual period of April 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.

Expenses Paid, Amount	$ 190
Expense Ratio, Percent	1.30%	[33],[34]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 2X Long LRCX Daily ETF (“LRCU” or the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Lam Research common stock (the “Reference Asset”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the period ending March 31, 2026, the Fund had a total return of 272.48% since inception on August 18, 2025 and an average daily statistical correlation of over 0.99 to two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of 113.99% and an annualized volatility of 53.47%.
The Reference Asset performance was driven by the performance of its semiconductor business.  For more information on the company’s financial performance, please see the Lam Research annual shareholders report and quarterly filings.  Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	Since Inception[1]
Tradr 2X Long LRCX Daily ETF (LRCU)	272.48%
S&P 500 Index	2.01%
[1]	The Fund commenced operations on August 18, 2025. Since Inception return is cumulative if time since inception is less than one year.

Performance Inception Date	Aug. 18, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.tradretfs.com/lrcu#literature for the most recent performance information.
Net Assets	$ 18,466,408
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 77,352
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$18,466,408
Total number of portfolio holdings	1
Total advisory fees paid (net)	$77,352
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	145%
Swap	(45)%
Total	100%

Material Fund Change [Text Block]
Material Fund Changes
On February 24, 2026, the Trust’s Board approved a three-for-one forward share split for shares of the Fund, effective after the close of business on March 9, 2026.
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated July 9, 2025, as amended February 25, 2026 at https://www.tradretfs.com/lrcu#literature.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated July 9, 2025, as amended February 25, 2026 at https://www.tradretfs.com/lrcu#literature.

Updated Prospectus Web Address	https://www.tradretfs.com/lrcu#literature
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000263638 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Long APLDDaily ETF
Class Name	Tradr2X Long APLDDaily ETF
Trading Symbol	APLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tradr 2X Long APLD Daily ETF (“Fund”) for the period of September 8, 2025 (commencement of operations) to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/aplx#literature. You can also request this information by contacting us at (888) 528-7237.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 528-7237
Additional Information Website	www.tradretfs.com/aplx#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long APLD Daily ETF (APLX)	$98	1.51%[2]
1	The Fund commenced operations on September 8, 2025. If the Fund had been operational for the entire annual period of April 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.51%	[35],[36]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 2X Long APLD Daily ETF (“APLX” or the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Applied Digital common stock (the “Reference Asset”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the period ending March 31, 2026, the Fund had a total return of 30.68% since inception on September 8, 2025 and an average daily statistical correlation of over 0.99 to two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of 56.18% and an annualized volatility of 109.58%.
The Reference Asset performance was driven by the performance of its digital infrastructure solutions business.  For more information on the company’s financial performance, please see the Applied Digital annual shareholders report and quarterly filings.  Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	Since Inception[1]
Tradr 2X Long APLD Daily ETF (APLX)	30.68%
S&P 500 Index	1.19%
[1]	The Fund commenced operations on September 8, 2025. Since Inception return is cumulative if time since inception is less than one year.

Performance Inception Date	Sep. 08, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.tradretfs.com/aplx#literature for the most recent performance information.
Net Assets	$ 41,073,714
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 318,700
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$41,073,714
Total number of portfolio holdings	2
Total advisory fees paid (net)	$318,700
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	63%
Swap	37%
Total	100%

Material Fund Change [Text Block]
Material Fund Changes
On February 24, 2026, the Trust’s Board approved a three-for-one forward share split for shares of the Fund, effective after the close of business on March 9, 2026.
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated September 8, 2025, as amended February 25, 2026 at https://www.tradretfs.com/aplx#literature.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated September 8, 2025, as amended February 25, 2026 at https://www.tradretfs.com/aplx#literature.

Updated Prospectus Web Address	https://www.tradretfs.com/aplx#literature
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000263640 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Long IBMDaily ETF
Class Name	Tradr2X Long IBMDaily ETF
Trading Symbol	IBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tradr 2X Long IBM Daily ETF (“Fund”) for the period of March 23, 2026 (commencement of operations) to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tradretfs.com/ibx#literature. You can also request this information by contacting us at (888) 528-7237.
Additional Information Phone Number	(888) 528-7237
Additional Information Website	https://www.tradretfs.com/ibx#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long IBM Daily ETF (IBX)	$3	1.30%[2]
1	The Fund commenced operations on March 23, 2026. If the Fund had been operational for the entire annual period of April 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	1.30%	[37],[38]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 2X Long IBM Daily ETF (“IBX” or the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the International Business Machines common stock (the “Reference Asset”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the period ending March 31, 2026, the Fund had a total return of -5.16% since inception on March 23, 2026  and an average daily statistical correlation of over 0.99 to two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of -2.44% and an annualized volatility of 26.34%.
The Reference Asset performance was driven by the performance of its information technology business.  For more information on the company’s financial performance, please see the International Business Machines annual shareholders report and quarterly filings.  Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	Since Inception[1]
Tradr 2X Long IBM Daily ETF (IBX)	-5.16%
S&P 500 Index	-0.78%
[1]	The Fund commenced operations on March 23, 2026. Since Inception return is cumulative if time since inception is less than one year.

Performance Inception Date	Mar. 23, 2026
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.tradretfs.com/ibx#literature for the most recent performance information.
Net Assets	$ 355,605
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 83
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$355,605
Total number of portfolio holdings	1
Total advisory fees paid (net)	$83
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	102%
Swap	(2)%
Total	100%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000263641 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Long JOBYDaily ETF
Class Name	Tradr2X Long JOBYDaily ETF
Trading Symbol	JOBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tradr 2X Long JOBY Daily ETF (“Fund”) for the period of September 8, 2025 (commencement of operations) to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/jobx#literature. You can also request this information by contacting us at (888) 528-7237.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 528-7237
Additional Information Website	www.tradretfs.com/jobx#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long JOBY Daily ETF (JOBX)	$45	1.30%[2]
1	The Fund commenced operations on September 8, 2025. If the Fund had been operational for the entire annual period of April 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	1.30%	[39],[40]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 2X Long JOBY Daily ETF (“JOBX” or the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Joby Aviation common stock (the “Reference Asset”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the period ending March 31, 2026, the Fund had a total return of -75.53% since inception on September 8, 2025 and an average daily statistical correlation of over 0.99 to two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of -38.45% and an annualized volatility of 73.00%.
The Reference Asset performance was driven by the performance of its air mobility business.  For more information on the company’s financial performance, please see the Joby Aviation annual shareholders report and quarterly filings.  Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	Since Inception[1]
Tradr 2X Long JOBY Daily ETF (JOBX)	-75.53%
S&P 500 Index	1.19%
[1]	The Fund commenced operations on September 8, 2025. Since Inception return is cumulative if time since inception is less than one year.

Performance Inception Date	Sep. 08, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.tradretfs.com/jobx#literature for the most recent performance information.
Net Assets	$ 19,637,527
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 195,018
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$19,637,527
Total number of portfolio holdings	2
Total advisory fees paid (net)	$195,018
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	164%
Swap	(64)%
Total	100%

Material Fund Change [Text Block]
Material Fund Changes
On February 24, 2026, the Trust’s Board approved a one-for-three reverse share split for shares of the Fund, effective after the close of business on March 9, 2026.
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated September 8, 2025, as amended February 25, 2026 at https://www.tradretfs.com/jobx#literature.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated September 8, 2025, as amended February 25, 2026 at https://www.tradretfs.com/jobx#literature.

Updated Prospectus Web Address	https://www.tradretfs.com/jobx#literature
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000263643 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Long NBISDaily ETF
Class Name	Tradr2X Long NBISDaily ETF
Trading Symbol	NEBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tradr 2X Long NBIS Daily ETF (“Fund”) for the period of September 8, 2025 (commencement of operations) to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/nebx#literature. You can also request this information by contacting us at (888) 528-7237.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 528-7237
Additional Information Website	www.tradretfs.com/nebx#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long NBIS Daily ETF (NEBX)	$84	1.30%[2]
1	The Fund commenced operations on September 8, 2025. If the Fund had been operational for the entire annual period of April 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.30%	[41],[42]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 2X Long NBIS Daily ETF (“NEBX” or the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Nebius Group common stock (the “Reference Asset”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the period ending March 31, 2026, the Fund had a total return of 28.88% since inception on September 8, 2025  and an average daily statistical correlation of over 0.99 to two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of 61.97% and an annualized volatility of 113.99%.
The Reference Asset performance was driven by the performance of its AI cloud platform business.  For more information on the company’s financial performance, please see the Nebius Group annual shareholders report and quarterly filings.  Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	Since Inception[1]
Tradr 2X Long NBIS Daily ETF (NEBX)	28.88%
S&P 500 Index	1.19%
[1]	The Fund commenced operations on September 8, 2025. Since Inception return is cumulative if time since inception is less than one year.

Performance Inception Date	Sep. 08, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.tradretfs.com/nebx#literature for the most recent performance information.
Net Assets	$ 103,441,782
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 984,416
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$103,441,782
Total number of portfolio holdings	2
Total advisory fees paid (net)	$984,416
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	75%
Swap	25%
Total	100%

Material Fund Change [Text Block]
Material Fund Changes
On May 14, 2026, the Trust’s Board approved a three-for-one forward share split for shares of the Fund, effective after the close of business on June 2, 2026.
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated September 8, 2025, as amended May 15, 2026 at https://www.tradretfs.com/nebx#literature.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated September 8, 2025, as amended May 15, 2026 at https://www.tradretfs.com/nebx#literature.

Updated Prospectus Web Address	https://www.tradretfs.com/nebx#literature
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000263644 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Long NVTSDaily ETF
Class Name	Tradr2X Long NVTSDaily ETF
Trading Symbol	NVTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tradr 2X Long NVTS Daily ETF (“Fund”) for the period of September 8, 2025 (commencement of operations) to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/nvtx#literature. You can also request this information by contacting us at (888) 528-7237.
Additional Information Phone Number	(888) 528-7237
Additional Information Website	www.tradretfs.com/nvtx#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long NVTS Daily ETF (NVTX)	$156	2.81%[2]
1	The Fund commenced operations on September 8, 2025. If the Fund had been operational for the entire annual period of April 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	2.81%	[43],[44]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 2X Long NVTS Daily ETF (“NVTX” or the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Navitas Semiconductor common stock (the “Reference Asset”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the period ending March 31, 2026, the Fund had a total return of -2.61% since inception on September 8, 2025 and an average daily statistical correlation of over 0.99 to two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of 56.33% and an annualized volatility of 122.73%.
The Reference Asset performance was driven by the performance of its semiconductor business.  For more information on the company’s financial performance, please see the Navitas Semiconductor annual shareholders report and quarterly filings.  Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	Since Inception[1]
Tradr 2X Long NVTS Daily ETF (NVTX)	-2.61%
S&P 500 Index	1.19%
[1]	The Fund commenced operations on September 8, 2025. Since Inception return is cumulative if time since inception is less than one year.

Performance Inception Date	Sep. 08, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.tradretfs.com/nvtx#literature for the most recent performance information.
Net Assets	$ 18,742,029
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 106,654
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$18,742,029
Total number of portfolio holdings	1
Total advisory fees paid (net)	$106,654
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	101%
Swap	(1)%
Total	100%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000263646 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Long PONYDaily ETF
Class Name	Tradr2X Long PONYDaily ETF
Trading Symbol	PONX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tradr 2X Long PONY Daily ETF (“Fund”) for the period of September 8, 2025 (commencement of operations) to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/ponx#literature. You can also request this information by contacting us at (888) 528-7237.
Additional Information Phone Number	(888) 528-7237
Additional Information Website	www.tradretfs.com/ponx#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long PONY Daily ETF (PONX)	$47	1.30%[2]
1	The Fund commenced operations on September 8, 2025. If the Fund had been operational for the entire annual period of April 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	1.30%	[45],[46]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 2X Long PONY Daily ETF (“PONX” or the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Pony AI common stock (the “Reference Asset”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the period ending March 31, 2026, the Fund had a total return of -72.16% since inception on September 8, 2025 and an average daily statistical correlation of over 0.99 to two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of -33.00% and an annualized volatility of 79.73%.
The Reference Asset performance was driven by the performance of its autonomous vehicle technology business.  For more information on the company’s financial performance, please see the Pony AI annual shareholders report and quarterly filings.  Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	Since Inception[1]
Tradr 2X Long PONY Daily ETF (PONX)	-72.16%
S&P 500 Index	1.19%
[1]	The Fund commenced operations on September 8, 2025. Since Inception return is cumulative if time since inception is less than one year.

Performance Inception Date	Sep. 08, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.tradretfs.com/ponx#literature for the most recent performance information.
Net Assets	$ 3,550,591
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 36,984
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$3,550,591
Total number of portfolio holdings	1
Total advisory fees paid (net)	$36,984
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	83%
Swap	17%
Total	100%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000263648 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Long UDaily ETF
Class Name	Tradr2X Long UDaily ETF
Trading Symbol	UNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tradr 2X Long U Daily ETF (“Fund”) for the period of September 15, 2025 (commencement of operations) to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/unx#literature. You can also request this information by contacting us at (888) 528-7237.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 528-7237
Additional Information Website	www.tradretfs.com/unx#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long U Daily ETF (UNX)	$39	1.30%[2]
1	The Fund commenced operations on September 15, 2025. If the Fund had been operational for the entire annual period of April 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	1.30%	[47],[48]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 2X Long U Daily ETF (“UNX” or the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Unity Software common stock (the “Reference Asset”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the period ending March 31, 2026, the Fund had a total return of -88.07% since inception on September 15, 2025 and an average daily statistical correlation of over 0.99 to two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of -52.85% and an annualized volatility of 84.07%.
The Reference Asset performance was driven by the performance of its software business.  For more information on the company’s financial performance, please see the Unity Software annual shareholders report and quarterly filings.  Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	Since Inception[1]
Tradr 2X Long U Daily ETF (UNX)	-88.07%
S&P 500 Index	-0.68%
[1]	The Fund commenced operations on September 15, 2025. Since Inception return is cumulative if time since inception is less than one year.

Performance Inception Date	Sep. 15, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.tradretfs.com/unx#literature for the most recent performance information.
Net Assets	$ 4,234,005
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 16,313
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$4,234,005
Total number of portfolio holdings	1
Total advisory fees paid (net)	$16,313
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	156%
Swap	(56)%
Total	100%

Material Fund Change [Text Block]
Material Fund Changes
On February 24, 2026, the Trust’s Board approved a one-for-ten reverse share split for shares of the Fund, effective after the close of business on March 9, 2026.
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated September 8, 2025, as amended February 25, 2026 at https://www.tradretfs.com/unx#literature.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated September 8, 2025, as amended February 25, 2026 at https://www.tradretfs.com/unx#literature.

Updated Prospectus Web Address	https://www.tradretfs.com/unx#literature
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000263650 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Long VOYGDaily ETF
Class Name	Tradr2X Long VOYGDaily ETF
Trading Symbol	VOYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tradr 2X Long VOYG Daily ETF (“Fund”) for the period of September 8, 2025 (commencement of operations) to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/voyx#literature. You can also request this information by contacting us at (888) 528-7237.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 528-7237
Additional Information Website	www.tradretfs.com/voyx#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long VOYG Daily ETF (VOYX)	$49	1.30%[2]
1	The Fund commenced operations on September 8, 2025. If the Fund had been operational for the entire annual period of April 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.30%	[49],[50]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 2X Long VOYG Daily ETF (“VOYX” or the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Voyager Technologies common stock (the “Reference Asset”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the period ending March 31, 2026, the Fund had a total return of -64.60% since inception on September 8, 2025  and an average daily statistical correlation of over 0.99 to two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of -20.50% and an annualized volatility of 84.97%.
The Reference Asset performance was driven by the performance of its national security and space solutions business.  For more information on the company’s financial performance, please see the Voyager Technologies annual shareholders report and quarterly filings.  Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	Since Inception[1]
Tradr 2X Long VOYG Daily ETF (VOYX)	-64.60%
S&P 500 Index	1.19%
[1]	The Fund commenced operations on September 8, 2025. Since Inception return is cumulative if time since inception is less than one year.

Performance Inception Date	Sep. 08, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.tradretfs.com/voyx#literature for the most recent performance information.
Net Assets	$ 885,299
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 8,384
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$885,299
Total number of portfolio holdings	1
Total advisory fees paid (net)	$8,384
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	96%
Swap	4%
Total	100%

Material Fund Change [Text Block]
Material Fund Changes
On April 7, 2026, the Board of Trustees of the Trust approved a Plan of Liquidation of the Fund. The Fund liquidated at the close of business day April 27, 2026.
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated September 8, 2025, as amended April 7, 2026 at https://www.tradretfs.com/voyx#literature.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated September 8, 2025, as amended April 7, 2026 at https://www.tradretfs.com/voyx#literature.

Updated Prospectus Web Address	https://www.tradretfs.com/voyx#literature
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000263653 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Long CLSKDaily ETF
Class Name	Tradr2X Long CLSKDaily ETF
Trading Symbol	CLSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tradr 2X Long CLSK Daily ETF (“Fund”) for the period of September 15, 2025 (commencement of operations) to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/clsx#literature. You can also request this information by contacting us at (888) 528-7237.
Additional Information Phone Number	(888) 528-7237
Additional Information Website	www.tradretfs.com/clsx#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long CLSK Daily ETF (CLSX)	$53	1.46%[2]
1	The Fund commenced operations on September 15, 2025. If the Fund had been operational for the entire annual period of April 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.46%	[51],[52]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 2X Long CLSK Daily ETF (“CLSX” or the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Cleanspark common stock (the “Reference Asset”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the period ending March 31, 2026, the Fund had a total return of -66.28% since inception on September 15, 2025 and an average daily statistical correlation of over 0.99 to two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of -24.02% and an annualized volatility of 103.08%.
The Reference Asset performance was driven by the performance of its bitcoin mining business.  For more information on the company’s financial performance, please see the Cleanspark annual shareholders report and quarterly filings.  Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	Since Inception[1]
Tradr 2X Long CLSK Daily ETF (CLSX)	-66.28%
S&P 500 Index	-0.68%
[1]	The Fund commenced operations on September 15, 2025. Since Inception return is cumulative if time since inception is less than one year.

Performance Inception Date	Sep. 15, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.tradretfs.com/clsx#literature for the most recent performance information.
Net Assets	$ 16,151,029
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 190,761
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$16,151,029
Total number of portfolio holdings	2
Total advisory fees paid (net)	$190,761
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	82%
Swap	18%
Total	100%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000263654 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Long CORZDaily ETF
Class Name	Tradr2X Long CORZDaily ETF
Trading Symbol	COZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tradr 2X Long CORZ Daily ETF (“Fund”) for the period of November 4, 2025 (commencement of operations) to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/cozx#literature. You can also request this information by contacting us at (888) 528-7237.
Additional Information Phone Number	(888) 528-7237
Additional Information Website	www.tradretfs.com/cozx#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long CORZ Daily ETF (COZX)	$35	1.30%[2]
1	The Fund commenced operations on November 4, 2025. If the Fund had been operational for the entire annual period of April 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	1.30%	[53],[54]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 2X Long CORZ Daily ETF (“COZX” or the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Core Scientfic common stock (the “Reference Asset”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the period ending March 31, 2026, the Fund had a total return of -65.40% since inception on November 4, 2025  and an average daily statistical correlation of over 0.99 to two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of -31.38% and an annualized volatility of 70.73%.
The Reference Asset performance was driven by the performance of its information technology services business.  For more information on the company’s financial performance, please see the Core Scientific annual shareholders report and quarterly filings.  Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	Since Inception[1]
Tradr 2X Long CORZ Daily ETF (COZX)	-65.40%
S&P 500 Index	-3.08%
[1]	The Fund commenced operations on November 4, 2025. Since Inception return is cumulative if time since inception is less than one year.

Performance Inception Date	Nov. 04, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.tradretfs.com/cozx#literature for the most recent performance information.
Net Assets	$ 7,441,997
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 26,990
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$7,441,997
Total number of portfolio holdings	2
Total advisory fees paid (net)	$26,990
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	92%
Swap	8%
Total	100%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000263655 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Long CRDODaily ETF
Class Name	Tradr2X Long CRDODaily ETF
Trading Symbol	CRDU
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tradr 2X Long CRDO Daily ETF (“Fund”) for the period of September 15, 2025 (commencement of operations) to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/crdu#literature. You can also request this information by contacting us at (888) 528-7237.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 528-7237
Additional Information Website	www.tradretfs.com/crdu#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long CRDO Daily ETF (CRDU)	$42	1.30%[2]
1	The Fund commenced operations on September 15, 2025. If the Fund had been operational for the entire annual period of April 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	1.30%	[55],[56]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 2X Long CRDO Daily ETF (“CRDU” or the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Credo Technology common stock (the “Reference Asset”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the period ending March 31, 2026, the Fund had a total return of -79.88% since inception on September 15, 2025   and an average daily statistical correlation of over 0.99 to two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of -42.76% and an annualized volatility of 86.63%.
The Reference Asset performance was driven by the performance of its connectivity solutions business.  For more information on the company’s financial performance, please see the Credo Technology annual shareholders report and quarterly filings.  Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	Since Inception[1]
Tradr 2X Long CRDO Daily ETF (CRDU)	-79.88%
S&P 500 Index	-0.68%
[1]	The Fund commenced operations on September 15, 2025. Since Inception return is cumulative if time since inception is less than one year.

Performance Inception Date	Sep. 15, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.tradretfs.com/crdu#literature for the most recent performance information.
Net Assets	$ 28,291,338
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 161,049
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$28,291,338
Total number of portfolio holdings	1
Total advisory fees paid (net)	$161,049
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	165%
Swap	(65)%
Total	100%

Material Fund Change [Text Block]
Material Fund Changes
On February 24, 2026, the Trust’s Board approved a one-for-three reverse share split for shares of the Fund, effective after the close of business on March 9, 2026.
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated September 8, 2025, as amended February 25, 2026 at https://www.tradretfs.com/crdu#literature.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated September 8, 2025, as amended February 25, 2026 at https://www.tradretfs.com/crdu#literature.

Updated Prospectus Web Address	https://www.tradretfs.com/crdu#literature
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000263657 [Member]
Shareholder Report [Line Items]
Fund Name	Tradr2X Long ENPHDaily ETF
Class Name	Tradr2X Long ENPHDaily ETF
Trading Symbol	ENPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tradr 2X Long ENPH Daily ETF (“Fund”) for the period of September 15, 2025 (commencement of operations) to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradretfs.com/enpx#literature. You can also request this information by contacting us at (888) 528-7237.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 528-7237
Additional Information Website	www.tradretfs.com/enpx#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long ENPH Daily ETF (ENPX)	$59	1.30%[2]
1	The Fund commenced operations on September 15, 2025. If the Fund had been operational for the entire annual period of April 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.30%	[57],[58]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 2X Long ENPH Daily ETF (“ENPX” or the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Enphase Energy common stock (the “Reference Asset”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the period ending March 31, 2026, the Fund had a total return of -33.52% since inception on September 15, 2025  and an average daily statistical correlation of over 0.99 to two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of -0.45% and an annualized volatility of 81.06%.
The Reference Asset performance was driven by the performance of its solar energy equipment business.  For more information on the company’s financial performance, please see the Enphase Energy annual shareholders report and quarterly filings.  Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	Since Inception[1]
Tradr 2X Long ENPH Daily ETF (ENPX)	-33.52%
S&P 500 Index	-0.68%
[1]	The Fund commenced operations on September 15, 2025. Since Inception return is cumulative if time since inception is less than one year.

Performance Inception Date	Sep. 15, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.tradretfs.com/enpx#literature for the most recent performance information.
Net Assets	$ 2,576,308
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 25,748
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$2,576,308
Total number of portfolio holdings	2
Total advisory fees paid (net)	$25,748
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	73%
Swap	27%
Total	100%

Material Fund Change [Text Block]
Material Fund Changes
On April 7, 2026, the Board of Trustees of the Trust approved a Plan of Liquidation of the Fund. The Fund liquidated at the close of business day April 27, 2026.
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated September 8, 2025, as amended April 7, 2026 at https://www.tradretfs.com/enpx#literature.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated September 8, 2025, as amended April 7, 2026 at https://www.tradretfs.com/enpx#literature.

Updated Prospectus Web Address	https://www.tradretfs.com/enpx#literature
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.

[1]	Annualized.
[2]	The Fund commenced operations on November 28, 2025. If the Fund had been operational for the entire annual period of April 1, 2025 to March 31, 2026, expenses would have been higher.
[3]	Annualized.
[4]	The Fund commenced operations on June 9, 2025. If the Fund had been operational for the entire annual period of April 1, 2025 to March 31, 2026, expenses would have been higher.
[5]	Annualized.
[6]	The Fund commenced operations on June 9, 2025. If the Fund had been operational for the entire annual period of April 1, 2025 to March 31, 2026, expenses would have been higher.
[7]	Annualized.
[8]	The Fund commenced operations on August 11, 2025. If the Fund had been operational for the entire annual period of April 1, 2025 to March 31, 2026, expenses would have been higher.
[9]	Annualized.
[10]	The Fund commenced operations on April 24, 2025. If the Fund had been operational for the entire annual period of April 1, 2025 to March 31, 2026, expenses would have been higher.
[11]	Annualized.
[12]	The Fund commenced operations on August 18, 2025. If the Fund had been operational for the entire annual period of April 1, 2025 to March 31, 2026, expenses would have been higher.
[13]	Annualized.
[14]	The Fund commenced operations on April 24, 2025. If the Fund had been operational for the entire annual period of April 1, 2025 to March 31, 2026, expenses would have been higher.
[15]	Annualized.
[16]	The Fund commenced operations on June 23, 2025. If the Fund had been operational for the entire annual period of April 1, 2025 to March 31, 2026, expenses would have been higher.
[17]	Annualized.
[18]	The Fund commenced operations on June 23, 2025. If the Fund had been operational for the entire annual period of April 1, 2025 to March 31, 2026, expenses would have been higher.
[19]	Annualized.
[20]	The Fund commenced operations on May 12, 2025. If the Fund had been operational for the entire annual period of April 1, 2025 to March 31, 2026, expenses would have been higher.
[21]	Annualized.
[22]	The Fund commenced operations on July 10, 2025. If the Fund had been operational for the entire annual period of April 1, 2025 to March 31, 2026, expenses would have been higher.
[23]	Annualized.
[24]	The Fund commenced operations on July 10, 2025. If the Fund had been operational for the entire annual period of April 1, 2025 to March 31, 2026, expenses would have been higher.
[25]	Annualized.
[26]	The Fund commenced operations on July 10, 2025. If the Fund had been operational for the entire annual period of April 1, 2025 to March 31, 2026, expenses would have been higher.
[27]	Annualized.
[28]	The Fund commenced operations on July 10, 2025. If the Fund had been operational for the entire annual period of April 1, 2025 to March 31, 2026, expenses would have been higher.
[29]	Annualized.
[30]	The Fund commenced operations on August 11, 2025. If the Fund had been operational for the entire annual period of April 1, 2025 to March 31, 2026, expenses would have been higher.
[31]	Annualized.
[32]	The Fund commenced operations on July 10, 2025. If the Fund had been operational for the entire annual period of April 1, 2025 to March 31, 2026, expenses would have been higher.
[33]	Annualized.
[34]	The Fund commenced operations on August 18, 2025. If the Fund had been operational for the entire annual period of April 1, 2025 to March 31, 2026, expenses would have been higher.
[35]	Annualized.
[36]	The Fund commenced operations on September 8, 2025. If the Fund had been operational for the entire annual period of April 1, 2025 to March 31, 2026, expenses would have been higher.
[37]	Annualized.
[38]	The Fund commenced operations on March 23, 2026. If the Fund had been operational for the entire annual period of April 1, 2025 to March 31, 2026, expenses would have been higher.
[39]	Annualized.
[40]	The Fund commenced operations on September 8, 2025. If the Fund had been operational for the entire annual period of April 1, 2025 to March 31, 2026, expenses would have been higher.
[41]	Annualized.
[42]	The Fund commenced operations on September 8, 2025. If the Fund had been operational for the entire annual period of April 1, 2025 to March 31, 2026, expenses would have been higher.
[43]	Annualized.
[44]	The Fund commenced operations on September 8, 2025. If the Fund had been operational for the entire annual period of April 1, 2025 to March 31, 2026, expenses would have been higher.
[45]	Annualized.
[46]	The Fund commenced operations on September 8, 2025. If the Fund had been operational for the entire annual period of April 1, 2025 to March 31, 2026, expenses would have been higher.
[47]	Annualized.
[48]	The Fund commenced operations on September 15, 2025. If the Fund had been operational for the entire annual period of April 1, 2025 to March 31, 2026, expenses would have been higher.
[49]	Annualized.
[50]	The Fund commenced operations on September 8, 2025. If the Fund had been operational for the entire annual period of April 1, 2025 to March 31, 2026, expenses would have been higher.
[51]	Annualized.
[52]	The Fund commenced operations on September 15, 2025. If the Fund had been operational for the entire annual period of April 1, 2025 to March 31, 2026, expenses would have been higher.
[53]	Annualized.
[54]	The Fund commenced operations on November 4, 2025. If the Fund had been operational for the entire annual period of April 1, 2025 to March 31, 2026, expenses would have been higher.
[55]	Annualized.
[56]	The Fund commenced operations on September 15, 2025. If the Fund had been operational for the entire annual period of April 1, 2025 to March 31, 2026, expenses would have been higher.
[57]	Annualized.
[58]	The Fund commenced operations on September 15, 2025. If the Fund had been operational for the entire annual period of April 1, 2025 to March 31, 2026, expenses would have been higher.